Business Segments [Text Block]	12 Months Ended
Mar. 31, 2015
Business Segments [Text Block]
29.	BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.

See Note 30 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

The following is a brief explanation of the MUFG Group’s business segments:

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities business. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes, and payment of benefits to scheme members.

Integrated Global Business Group—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through MUB), through a global network of more than 500 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs. MUB is one of the largest commercial banks in California by both total assets and total deposits. MUB provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington and also nationally and internationally. MUB’s parent company is MUAH, which is a bank holding company in the United States.

Krungsri—Covers businesses conducted mainly in Thailand by Krungsri. Krungsri provides a comprehensive range of banking, consumer finance, investment, asset management, and other financial products and services to individual consumers, small and medium enterprises, and large corporations mainly in Thailand. In addition, Krungsri’s consolidated subsidiaries include the major credit card issuer in Thailand as well as a major automobile financing service provider, an asset management company, and a microfinance service provider in Thailand.

Integrated Global Markets Business Group—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUSHD.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB and MUMSS. The elimination of duplicated amounts of net revenue among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective April 1, 2014 and October 1, 2014, in order to further streamline and integrate managerial accounting methodologies on a group-wide basis, the MUFG Group made modifications to such methodologies, which mainly affected the Integrated Retail Banking Business Group and the Integrated Global Markets Business Group. These modifications had no impact on total operating profit for the fiscal year ended March 31, 2013 and 2014, but affected net revenue and operating expenses allocations among business segments.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2013, 2014 and 2015, respectively:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Krungsri	Integrated Global Markets Business Group	Other	Total
				Other than MUAH	MUAH	Total
	(in billions)
Fiscal year ended March 31, 2013:
Net revenue:	¥1,211.2	¥863.2	¥139.6	¥465.4	¥288.5	¥753.9	¥—	¥759.9	¥(10.9)	¥3,716.9
BTMU and MUTB:	564.5	767.1	56.1	358.4	—	358.4	—	652.7	(8.5)	2,390.3
Net interest income	431.1	382.6	—	181.8	—	181.8	—	259.0	63.5	1,318.0
Net fees	124.8	304.3	56.1	141.6	—	141.6	—	(19.2)	(25.2)	582.4
Other	8.6	80.2	—	35.0	—	35.0	—	412.9	(46.8)	489.9
Other than BTMU and MUTB(1)	646.7	96.1	83.5	107.0	288.5	395.5	—	107.2	(2.4)	1,326.6
Operating expenses	917.3	434.3	88.8	246.8	205.4	452.2	—	142.5	174.2	2,209.3

Operating profit (loss)	¥293.9	¥428.9	¥50.8	¥218.6	¥83.1	¥301.7	¥—	¥617.4	¥(185.1)	¥1,507.6

Fiscal year ended March 31, 2014:
Net revenue:	¥1,296.3	¥924.0	¥159.7	¥567.9	¥375.9	¥943.8	¥—	¥563.2	¥(13.6)	¥3,873.4
BTMU and MUTB:	575.3	800.5	66.0	443.1	—	443.1	—	406.2	(4.4)	2,286.7
Net interest income	403.5	371.1	—	236.0	—	236.0	—	214.1	83.1	1,307.8
Net fees	163.5	331.9	66.0	164.7	—	164.7	—	(23.1)	(56.9)	646.1
Other	8.3	97.5	—	42.4	—	42.4	—	215.2	(30.6)	332.8
Other than BTMU and MUTB(1)	721.0	123.5	93.7	124.8	375.9	500.7	—	157.0	(9.2)	1,586.7
Operating expenses	961.9	438.5	94.8	299.9	266.9	566.8	—	176.5	171.8	2,410.3

Operating profit (loss)	¥334.4	¥485.5	¥64.9	¥268.0	¥109.0	¥377.0	¥—	¥386.7	¥(185.4)	¥1,463.1

Fiscal year ended March 31, 2015:
Net revenue:	¥1,311.3	¥965.2	¥172.2	¥668.6	¥442.4	¥1,111.0	¥240.3	¥609.4	¥(22.5)	¥4,386.9
BTMU and MUTB:	579.4	834.3	70.8	511.3	—	511.3	—	457.0	21.7	2,474.5
Net interest income	375.0	360.7	—	265.6	—	265.6	—	241.0	158.7	1,401.0
Net fees	192.6	369.3	70.8	190.6	—	190.6	—	(34.7)	(90.7)	697.9
Other	11.8	104.3	—	55.1	—	55.1	—	250.7	(46.3)	375.6
Other than BTMU and MUTB(1)	731.9	130.9	101.4	157.3	442.4	599.7	240.3	152.4	(44.2)	1,912.4
Operating expenses	964.2	448.1	102.1	341.0	298.1	639.1	123.7	191.3	243.0	2,711.5

Operating profit (loss)	¥347.1	¥517.1	¥70.1	¥327.6	¥144.3	¥471.9	¥116.6	¥418.1	¥(265.5)	¥1,675.4

Note:

(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the fiscal years ended March 31, 2013, 2014 and 2015 above to income before income tax expense shown in the accompanying consolidated statements of income is as follows:

	2013	2014	2015
	(in billions)
Operating profit:	¥1,508	¥1,463	¥1,675
Credit (provision) for credit losses	(145)	106	(87)
Trading account profits (losses)—net	285	(394)	636
Equity investment securities gains (losses)—net	(22)	170	90
Debt investment securities losses—net	(153)	(6)	(45)
Foreign exchange losses—net	(53)	(48)	(117)
Equity in earnings of equity method investees—net	60	111	173
Impairment of goodwill	—	(8)	(3)
Impairment of intangible assets	(3)	—	(1)
Other—net	(61)	26	(58)

Income before income tax expense	¥1,416	¥1,420	¥2,263